EMPLOYEE BENEFIT PLANS - Components of Benefit Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits [Abstract]
Gains (losses) arising from settlements, net defined benefit liability (asset)	$ 0
Current service cost	1	$ 2
Interest cost	0	1
Net pension expense	1	2
Present value of defined benefit obligation [member]
Employee Benefits [Abstract]
Gains (losses) arising from settlements, net defined benefit liability (asset)	0	1
Current service cost	1	2
Interest cost	$ 5	$ 6